[GRAPHIC] securitybenefit.com * 800.888.2461

[SECURITY BENEFIT LOGO]

May 1, 2009

Securities and Exchange Commission
100 F. Street, NE
Washington, DC 20549

Subj:	Variflex File Nos.: 2-89328 and 811-3957

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Variflex Variable Annuity Prospectus and Statement of Additional Information do not differ from that contained in Post-Effective Amendment No. 33 to the Registration Statement filed under the Securities Act of 1933 and Amendment No. 32 to the Registration Statement filed under the Investment Company Act of 1940. These Post-Effective Amendments were filed electronically on April 27, 2009.

If you have any questions concerning this filing, please contact me at (785) 438-3321.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Second Vice President and Asst. General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001